Average Annual Total Returns - Class H - Strengthening Dollar 2x Strategy Fund	Class H 1 Year	Class H 5 Years	Class H 10 Years	Class H Return After Taxes on Distributions 1 Year	Class H Return After Taxes on Distributions 5 Years	Class H Return After Taxes on Distributions 10 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class H Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 10 Years	U.S. Dollar Index® (reflects no deduction for fees, expenses or taxes) 1 Year	U.S. Dollar Index® (reflects no deduction for fees, expenses or taxes) 5 Years	U.S. Dollar Index® (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(13.68%)	(2.52%)	0.77%	(13.89%)	(2.64%)	0.61%	(8.09%)	(1.94%)	0.58%	(6.69%)	(1.83%)	1.30%